Lease liabilities - Schedule of reconciliation of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
OPENING NET BOOK VALUE	€ 28,941	€ 31,969
Additions	369	237
Revaluation due to variable payments	56	1,399
Termination of contracts	(27)	(1,100)
Lease payments	(3,504)	(3,425)
Interest expenses	796	813
Exchange rate differences	1,450	(952)
CLOSING NET BOOK VALUE	€ 28,082	€ 28,941